Disposition (Details) $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 16, 2019 CAD ($) MW	Apr. 30, 2019	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)	Jun. 30, 2019 CAD ($)	Jun. 30, 2018 CAD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposition			$ 577	$ 0	$ 577	$ 0
Waneta Expansion
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage sold	51.00%
Fortis' share of earnings before tax, excluding the gain on disposition		51.00%
Waneta Expansion
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Generating capacity (MW) | MW	335
Proceeds on disposition	$ 995
Gain on disposition	577
Gain on disposition, after tax	$ 484
Earnings before tax, excluding the gain on disposition			$ 7	$ 27	$ 17	$ 37